Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of outstanding Partnership Interests

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 31, 2021	6,322	$6.92
Granted	406	18.00
Forfeitures	(15)	8.46
Repurchases	(58)	8.46

Outstanding prior to Reorganization Transactions	6,655	7.58
Conversion	4,684

Outstanding following Reorganization Transactions	11,339	$—

Schedule of non-vested Partnership Interests

Number of Shares
Outstanding following Reorganization Transactions	11,339
Vested awards following the Reorganization Transactions	(6,320)

Non-vested following the Reorganization Transactions	5,019
Vested	(1,958)

Non-vested at October 31, 2021	3,061

Schedule of stock appreciation rights
A summary of the stock appreciation rights is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 31, 2021	200	$10.00
Granted	100	18.00

Outstanding prior to Reorganization Transactions	300	12.66
Conversion	334

Outstanding following Reorganization Transactions	634	$5.00

	Number of Shares	Weighted Average Benchmark Price
Outstanding following the Reorganization Transactions	634	$5.00
Vested awards following the Reorganization Transactions	(242)	3.24

Non-vested following the Reorganization Transactions	392	6.09
Vested	(43)	3.24

Non-vested at October 31, 2021	349	$6.44

A summary of the unit appreciation right units activity is presented below (shares in thousands):

	Number of Shares	Weighted Average Benchmark Price
Outstanding on January 28, 2018	150	$10.00
Granted	75	10.00

Outstanding on February 3, 2019	225	10.00
Granted	25	10.00
Forfeited	(40)	10.00
Expired	(10)	10.00

Outstanding on February 2, 2020	200	10.00
Granted	—	—

Outstanding on January 31, 2021	200	$10.00

	Number of Shares	Weighted Average Benchmark Price
Non-vested at January 28, 2018	150	$10.00
Granted	75	10.00
Vested	(30)	10.00

Non-vested at February 3, 2019	195	10.00
Granted	25	10.00
Vested	(35)	10.00
Forfeited	(40)	10.00

Non-vested at February 2, 2020	145	10.00
Vested	(40)	10.00

Non-vested at January 31, 2021	105	$10.00